Debt securities - Debt securities by type and balance sheet lines (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Provisions
Disclosure of financial assets [line items]
Financial assets	€ (6,214)
Debt securities
Disclosure of financial assets [line items]
Financial assets	138,233	€ 115,903
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	128,336	107,809
Debt securities | Provisions
Disclosure of financial assets [line items]
Financial assets	(32)	(26)
Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	67,512	58,163
Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,415	2,917
Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	39,400	30,945
Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	9,045	9,111
Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	250	248
Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,654	1,300
Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,061	5,125
Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	128,304	107,783
Debt securities at fair value through profit or loss | Debt securities
Disclosure of financial assets [line items]
Financial assets	13,484	11,219
Debt securities at fair value through profit or loss | Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,554	3,099
Debt securities at fair value through profit or loss | Debt securities | Provisions
Disclosure of financial assets [line items]
Financial assets
Debt securities at fair value through profit or loss | Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	259	288
Debt securities at fair value through profit or loss | Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	416	376
Debt securities at fair value through profit or loss | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	391	413
Debt securities at fair value through profit or loss | Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets
Debt securities at fair value through profit or loss | Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	91	89
Debt securities at fair value through profit or loss | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,392	1,176
Debt securities at fair value through profit or loss | Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,006	757
Debt securities at fair value through profit or loss | Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	3,554	3,099
Debt securities at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	63,043	56,662	€ 46,389
Debt securities at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	56,765	50,817
Debt securities at fair value through other comprehensive income | Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	56,782	50,832
Debt securities at fair value through other comprehensive income | Debt securities | Provisions
Disclosure of financial assets [line items]
Financial assets	(17)	(15)
Debt securities at fair value through other comprehensive income | Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	33,980	32,578
Debt securities at fair value through other comprehensive income | Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets
Debt securities at fair value through other comprehensive income | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	18,428	13,788
Debt securities at fair value through other comprehensive income | Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,628	3,750
Debt securities at fair value through other comprehensive income | Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	79	109
Debt securities at fair value through other comprehensive income | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	103	28
Debt securities at fair value through other comprehensive income | Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	564	578
Debt securities at fair value through other comprehensive income | Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	56,765	50,817
Debt securities at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	67,985	53,867
Debt securities at amortised cost | Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	68,000	53,879
Debt securities at amortised cost | Debt securities | Provisions
Disclosure of financial assets [line items]
Financial assets	(15)	(11)
Debt securities at amortised cost | Debt securities | Government bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	33,272	25,297
Debt securities at amortised cost | Debt securities | Central bank bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	4,998	2,541
Debt securities at amortised cost | Debt securities | Sub-sovereign, Supranationals and Agencies | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	20,581	16,744
Debt securities at amortised cost | Debt securities | Covered bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	5,416	5,362
Debt securities at amortised cost | Debt securities | Corporate bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	81	50
Debt securities at amortised cost | Debt securities | Financial institutions' bonds | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	159	96
Debt securities at amortised cost | Debt securities | ABS portfolio | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,491	3,790
Debt securities at amortised cost | Debt securities | Debt securities portfolio
Disclosure of financial assets [line items]
Financial assets	€ 67,985	€ 53,867